Derivative Instruments And Hedging Activities (Derivative Amounts Included The Consolidated Statements Of Operations) (Details) (Derivatives Used For Trading Purposes [Member])
In Billions, unless otherwise specified
	3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended						3 Months Ended						6 Months Ended
	Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 USD ($)		Sep. 30, 2011 JPY (¥)		Sep. 30, 2010 JPY (¥)		Sep. 30, 2011 Equity Contracts [Member] USD ($)		Sep. 30, 2011 Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Equity Contracts [Member] USD ($)		Sep. 30, 2011 Equity Contracts [Member] JPY (¥)		Sep. 30, 2010 Equity Contracts [Member] JPY (¥)		Sep. 30, 2011 Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Interest Rate Contracts [Member] USD ($)		Sep. 30, 2011 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2010 Interest Rate Contracts [Member] JPY (¥)		Sep. 30, 2011 Credit Contracts [Member] USD ($)		Sep. 30, 2011 Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Credit Contracts [Member] USD ($)		Sep. 30, 2011 Credit Contracts [Member] JPY (¥)		Sep. 30, 2010 Credit Contracts [Member] JPY (¥)		Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Foreign Exchange Contracts [Member] USD ($)		Sep. 30, 2011 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2010 Foreign Exchange Contracts [Member] JPY (¥)		Sep. 30, 2011 Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2011 Commodity Contracts [Member] USD ($)		Sep. 30, 2011 Commodity Contracts [Member] JPY (¥)		Sep. 30, 2010 Commodity Contracts [Member] JPY (¥)
Net gain (loss) on trading Derivatives	$ (0.34)	[1],[2]	¥ (27.00)	[1],[2]	¥ 12.00	[1],[2]	$ 1.60	[1],[2]	¥ 124.00	[1],[2]	¥ 186.00	[1],[2]	$ (0.36)	[1],[2]	¥ (28.00)	[1],[2]	¥ (3.00)	[1],[2]	$ 0.12	[1],[2]	¥ 9.00	[1],[2]	¥ 269.00	[1],[2]	$ 0.30	[1],[2]	¥ 23.00	[1],[2]	¥ 69.00	[1],[2]	$ 1.58	[1],[2]	¥ 122.00	[1],[2]	¥ 10.00	[1],[2]	$ (0.18)	[1],[2]	¥ (14.00)	[1],[2]	¥ (6.00)	[1],[2]	$ (0.38)	[1],[2]	¥ (29.00)	[1],[2]	¥ 22.00	[1],[2]	$ (0.06)	[1],[2]	¥ (5.00)	[1],[2]	¥ (49.00)	[1],[2]	$ 0.19	[1],[2]	¥ 15.00	[1],[2]	¥ (115.00)	[1],[2]	$ (0.04)	[1],[2]	¥ (3.00)	[1],[2]	¥ 1.00	[1],[2]	$ 0.09	[1],[2]	¥ 7.00	[1],[2]	¥ 0	[1],[2]

[1]	Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment speeds. Credit contracts include credit default swaps as well as derivatives referencing corporate and government bonds.
[2]	Includes net gain (loss) on derivatives used for non-trading purposes which are not designated as accounting hedges